Supplemental Financial Statement Information (Tables)	9 Months Ended
Sep. 30, 2012
Analysis of Asset Retirement Obligations Included in Other Liabilities

The following table presents an analysis related to our asset retirement obligations included in Other liabilities in the accompanying condensed consolidated balance sheets:

	Nine Months Ended September 30,
(Dollars in thousands)	2012	2011
Asset retirement obligations, January 1	$11,233	$13,660
Accretion expense	614	607
Settlement of existing liabilities	(383)	(1,120)
Adjustment to existing liabilities	419	(1,619)

Asset retirement obligations, September 30	$11,883	$11,528